Net Earnings per Common Share (Additional Information) (Q2) (Details) - shares	Jun. 28, 2024	Dec. 31, 2023	Sep. 29, 2023	Dec. 31, 2022	Oct. 25, 2022
Earnings Per Share [Abstract]
Common stock, shares outstanding (in shares)	247,100,000	246,400,000	246,300,000	100	0